Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance
Pay vs. Performance
. The following table sets forth compensation information for our chief executive officer, referred to below as our CEO, and our other named executive officers, or NEOs, for purposes of comparing their compensation to the value of our stockholders’ investments and our net income, calculated in accordance with SEC regulations, for fiscal years 2022 and 2021.

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Loss
2022	$1,769,100	$1,769,100	$1,600,615	$1,011,777	$64.59	$54,108,708
2021	$572,100	$572,100	$527,899	$587,233	$273.09	$51,415,508

(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Richard Palmer, in the Summary Compensation Table for fiscal years 2022 and 2021.
(2)	The dollar amounts reported represent the amount of
“
compensation actually paid
”
, as computed in accordance with SEC rules. The dollar amounts reported are the amounts of total compensation reported for Mr. Palmer during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year. See Table below for further information.
(3)	The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2022 and 2021.
(4)	The dollar amounts reported represent the average amount of “compensation actually paid”, as computed in accordance with SEC rules, for our NEOs, other than our CEO. The dollar amounts reported are the average of the total compensation reported for our NEOs, other than our CEO in the Summary Compensation Table for fiscal years 2022 and 2021, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested, or through the end of the reported fiscal year, and (iii) value of equity awards issued and vested during the reported fiscal year.
(5)	Reflects the cumulative shareholder return over the relevant fiscal year, computed in accordance with SEC rules, assuming an investment of $100 in our Common Stock at a price per share equal to the closing price of our Common Stock on the last trading day before the commencement of the applicable fiscal year and the measurement end point of the closing price of our Common Stock on the last trading day in the applicable fiscal year. For 2022, the closing price of our common stock on December 31, 2021 was $4.82 and the closing price of our Common Stock on December 30, 2022 was $1.14. For 2021, the closing price of our Common Stock on December 31, 2020 was $1.765 and the closing price of our Common Stock on December 31, 2021 was $4.82.

To calculate the amounts in the
“
Compensation Actually Paid to CEO
”
column in the table above, the following amounts were deducted from and added to (as applicable) our CEO
’
s
“
Total
”
compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2022	$1,769,100	$—	$—	$—	$—	$—	$1,769,100
2021	$572,100	$—	$—	$—	$—	$—	$572,100

Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation
Table
.
To calculate the amounts in the
“
Compensation Actually Paid to Non-CEO NEOs
”
column in the table above, the following amounts were deducted from
and
added to (as applicable) the average
“
Total
”
compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non- CEO NEOs (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2022	$1,600,615	$(754,250)	$265,616	$(58,541)	$-	$(41,663)	$1,011,777
2021	$527,899	$(172,500)	$122,625	$73,310	$-	$35,899	$587,233

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table.

Relationship between Pay and Performance
. Our
“
total shareholder return,
”
as set forth in the above table, during the two-year period ended December 31, 2022 decreased by
35.4
% compared to (a) an increase in
“
compensation actually paid
”
to our CEO from $
572,100
in 2021 to $
1,769,100
in 2022 and (b) an increase in average
“
compensation actually paid
”
to our non-CEO NEOs from $
587,233
 in 2021 to $
1,011,777
 in 2022. In addition, our net loss during the two-year period ended December 31, 2022 increased by
5.2
%, from $
51,415,508
in 2021 to $
54,108,708
in 2022 compared to the aforementioned changes in
“
compensation actually paid
”
to our CEO and non-CEO NEOs.

PEO Total Compensation Amount	$ 1,769,100	$ 572,100
PEO Actually Paid Compensation Amount	$ 1,769,100	572,100
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the
“
Compensation Actually Paid to CEO
”
column in the table above, the following amounts were deducted from and added to (as applicable) our CEO
’
s
“
Total
”
compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for CEO	Reported Value of Equity Awards for CEO (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to CEO
2022	$1,769,100	$—	$—	$—	$—	$—	$1,769,100
2021	$572,100	$—	$—	$—	$—	$—	$572,100

Represents the grant date fair value of the equity awards to our CEO, as reported in the Summary Compensation
Table
.

Non-PEO NEO Average Total Compensation Amount	$ 1,600,615	527,899
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,011,777	587,233
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the
“
Compensation Actually Paid to Non-CEO NEOs
”
column in the table above, the following amounts were deducted from
and
added to (as applicable) the average
“
Total
”
compensation of our Non-CEO NEOs as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-CEO NEOs	Reported Value of Equity Awards for Non- CEO NEOs (1)	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value for Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-CEO NEOs
2022	$1,600,615	$(754,250)	$265,616	$(58,541)	$-	$(41,663)	$1,011,777
2021	$527,899	$(172,500)	$122,625	$73,310	$-	$35,899	$587,233

(1)	Represents the grant date fair value of the equity awards to our Non-CEO NEOs, as reported in the Summary Compensation Table.

Total Shareholder Return Amount	$ 64.59	273.09
Net Income (Loss)	$ 54,108,708	51,415,508
PEO Name	Richard Palmer
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (754,250)	(172,500)
Non-PEO NEO | Fair Value as of Year End for Unvested Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,616	122,625
Non-PEO NEO | Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,541)	73,310
Non-PEO NEO | Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (41,663)	$ 35,899